Intangible Assets, Net (Tables)	6 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Trading rights	64	64
Trading platform system	14	47
	78	111
Less: accumulated amortization	(7)	(25)
Intangible assets, net	71	86